Premises and Equipment (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Premises and Equipment [Abstract]
Depreciation	$ 599,471	$ 450,729	$ 447,326